SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF REGISTRANT Related-party Transactions (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ITC Holdings
Condensed Financial Statements, Captions
Equity contributions to subsidiaries		$ 148	$ 87	$ 263
Dividends from subsidiaries		3	10	185
Return of capital from subsidiaries		296	274	161
Subsidiaries
Condensed Financial Statements, Captions
Tax payments (to) from subsidiary under intercompany tax sharing arrangement	[1],[2]	(35)	0	0
ITCTransmission | Subsidiaries
Condensed Financial Statements, Captions
Tax payments (to) from subsidiary under intercompany tax sharing arrangement	[2]	4	(28)	36
METC | Subsidiaries
Condensed Financial Statements, Captions
Tax payments (to) from subsidiary under intercompany tax sharing arrangement	[2]	1	(14)	39
ITC Midwest | Subsidiaries
Condensed Financial Statements, Captions
Tax payments (to) from subsidiary under intercompany tax sharing arrangement	[2]	5	(34)	31
ITC Great Plains | Subsidiaries
Condensed Financial Statements, Captions
Tax payments (to) from subsidiary under intercompany tax sharing arrangement	[2]	11	4	15
ITC Interconnection LLC [Member] | Subsidiaries
Condensed Financial Statements, Captions
Tax payments (to) from subsidiary under intercompany tax sharing arrangement	[2]	$ 1	$ 0	$ 0

[1]	Includes all of our non-regulated subsidiaries.
[2]	The net income tax payments were pursuant to intercompany tax sharing arrangements, and the total of these tax payments is presented as a net cash outflow or inflow from operating activities in the condensed parent company statements of cash flows. Other reconciling items between the parent company and the consolidated tax liabilities are presented as deferred and other income taxes in the adjustments to reconcile net income to net cash provided by operating activities. Additionally, ITC Holdings paid its subsidiaries for NOLs utilized by the consolidated group.